COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended	44 Months Ended
	Mar. 02, 2023 USD ($)	Jun. 07, 2012 defendant	Mar. 31, 2009 plaintiff	Jan. 31, 2023 USD ($)	Jun. 30, 2019 mediation	Oct. 30, 2012 USD ($)	Feb. 07, 2023 USD ($)	Apr. 13, 2022 USD ($)
Loss Contingencies [Line Items]
Unconditional purchase obligations				$ 36,100
Off-balance sheet bank guarantees and letters of credit				43,600
Unrecognized tax benefit, uncertain tax position				4,700
Offices and Export Transaction
Loss Contingencies [Line Items]
Off-balance sheet bank guarantees and letters of credit				$ 3,600
Pending Litigation | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of defendants | defendant		3
Number of unsuccessful rounds of mediation | mediation					2
Loss contingency accrual								$ 6,200
Pending Litigation | Unfavorable Regulatory Action | Cognyte Technologies Israel Ltd
Loss Contingencies [Line Items]
Assets plaintiffs sought to compel to set aside to secure future judgment						$ 150,000
Settled Litigation | Unfavorable Regulatory Action | Subsequent Event
Loss Contingencies [Line Items]
Loss contingency accrual							$ 16,000
Payments for legal settlements	$ 6,500
Case Numbers 4186/09 and 1335/09 | Pending Litigation | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff			1
Case Number 3444/09 | Pending Litigation | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff			1